RESTRICTED CASH	12 Months Ended
Mar. 31, 2014
Restricted Cash and Investments [Abstract]
Restricted Cash [Text Block]
7.	RESTRICTED CASH

Restricted cash represents certain bank deposits of a subsidiary pledged for banking facilities of a subsidiary. The banking facilities are secured by guarantees given by the Company. As of March 31, 2013 and 2014, the Group pledged bank deposits of $643 to banks to secure short term banking facilities granted. There are no restrictive financial covenants associated with these bank facilities. The credit facilities are subject to annual review by the banks.

	As of March 31,
	2013	2014
	$	$

Maximum credit facilities available to the Group	2,570	2,570

Amount utilized	-	805